CONVERTIBLE LOAN (Tables)	12 Months Ended
Dec. 31, 2016
CONVERTIBLE LOAN [Abstract]
Schedule of convertible loans Before and After Conversion
	Before conversion	After conversion
	US$	US$

CEIHL	38,000	6,308
SummitView	5,000	-
Baring	5,000	5,000
Total amount	48,000	11,308

Schedule of actual conversion rates of convertible loans
			Actual conversion
	Loan principal	Shares held through	rate
	US$	conversion	US$ per share

CEIHL	38,000	26,853,771	1.415
SummitView	5,000	2,786,159	1.795
Baring	5,000	2,786,159	1.795
Total convertible loan	48,000	32,426,089	1.480